Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022
Revenues
Gathering and transportation lease revenues		$ 18,332	$ 36,109
Total revenues		18,332	36,109
Operating expenses
Transportation operating expenses		7,450	9,877
General and administrative expenses		6,313	12,404
General and administrative (benefit) expense - related entities		(1,163)	(6,375)
Unit-based compensation expense		33	53
Loss (gain) on sale of assets			4,408
Depreciation and amortization		13,296	18,516
Accretion expense		340	421
Total operating expenses		26,269	39,304
Other (income) expense
(Earnings) loss from equity investment		(1,436)	(6,139)
Other income		(2)	719
Total other expenses		43,748	49,810
Total expenses		70,017	89,114
Loss before income taxes		(51,685)	(53,005)
Income tax expense		54	132
Net loss		$ (51,739)	$ (53,137)
Net loss per unit prior to conversion
Common units - Basic (in dollars per share)		$ (0.23)	$ (0.35)
Common units - Diluted (in dollars per share)		$ (0.23)	$ (0.35)
Weighted Average Units Outstanding prior to conversion
Common units - Basic (in shares)		228,596,208	152,638,640
Common units - Diluted (in shares)		228,596,208	152,638,640
Net loss per unit after conversion
Common units - Basic (in dollars per share)	[1]	$ (6.82)	$ (10.44)
Common units - Diluted (in dollars per share)	[1]	$ (6.82)	$ (10.44)
Weighted Average Units Outstanding after conversion
Common units - Basic (in shares)	[1]	7,589,082	5,087,955
Common units - Diluted (in shares)	[1]	7,589,082	5,087,955
Pro Forma Adjustments
Revenues
Gathering and transportation lease revenues		$ 0	$ 0
Total revenues		0	0
Operating expenses
Transportation operating expenses		0	0
General and administrative expenses		0	0
General and administrative (benefit) expense - related entities		42	(110)
Unit-based compensation expense		0	0
Loss (gain) on sale of assets			(6,802)
Depreciation and amortization		0	0
Accretion expense		0	0
Total operating expenses		42	(6,912)
Other (income) expense
(Earnings) loss from equity investment		1,436	6,139
Other income		0	0
Total other expenses		506	5,172
Total expenses		548	(1,740)
Loss before income taxes		(548)	1,740
Income tax expense		0	54
Net loss		$ (548)	$ 1,686
Net loss per unit prior to conversion
Common units - Basic (in dollars per share)		$ 0	$ 0.01
Common units - Diluted (in dollars per share)		$ 0	$ 0.01
Weighted Average Units Outstanding prior to conversion
Common units - Basic (in shares)		228,596,208	152,638,640
Common units - Diluted (in shares)		228,596,208	152,638,640
Net loss per unit after conversion
Common units - Basic (in dollars per share)	[1]	$ (0.07)	$ 0.33
Common units - Diluted (in dollars per share)	[1]	$ (0.07)	$ 0.33
Weighted Average Units Outstanding after conversion
Common units - Basic (in shares)	[1]	7,589,082	5,087,955
Common units - Diluted (in shares)	[1]	7,589,082	5,087,955
Pro Forma
Revenues
Gathering and transportation lease revenues		$ 18,332	$ 36,109
Total revenues		18,332	36,109
Operating expenses
Transportation operating expenses		7,450	9,877
General and administrative expenses		6,313	12,404
General and administrative (benefit) expense - related entities		(1,121)	(6,485)
Unit-based compensation expense		33	53
Loss (gain) on sale of assets			(2,394)
Depreciation and amortization		13,296	18,516
Accretion expense		340	421
Total operating expenses		26,311	32,392
Other (income) expense
(Earnings) loss from equity investment		0	0
Other income		(2)	719
Total other expenses		44,254	54,982
Total expenses		70,565	87,374
Loss before income taxes		(52,233)	(51,265)
Income tax expense		54	186
Net loss		$ (52,287)	$ (51,451)
Net loss per unit prior to conversion
Common units - Basic (in dollars per share)		$ (0.23)	$ (0.34)
Common units - Diluted (in dollars per share)		$ (0.23)	$ (0.34)
Weighted Average Units Outstanding prior to conversion
Common units - Basic (in shares)		228,596,208	152,638,640
Common units - Diluted (in shares)		228,596,208	152,638,640
Net loss per unit after conversion
Common units - Basic (in dollars per share)	[1]	$ (6.89)	$ (10.11)
Common units - Diluted (in dollars per share)	[1]	$ (6.89)	$ (10.11)
Weighted Average Units Outstanding after conversion
Common units - Basic (in shares)	[1]	7,589,082	5,087,955
Common units - Diluted (in shares)	[1]	7,589,082	5,087,955
Nonrelated Party
Other (income) expense
Interest expense, net		$ 1,435	$ 1,924
Nonrelated Party | Pro Forma Adjustments
Other (income) expense
Interest expense, net		(930)	(967)
Nonrelated Party | Pro Forma
Other (income) expense
Interest expense, net		505	957
Related Party
Other (income) expense
Interest expense, net		43,751	53,306
Related Party | Pro Forma Adjustments
Other (income) expense
Interest expense, net		0	0
Related Party | Pro Forma
Other (income) expense
Interest expense, net		$ 43,751	$ 53,306

[1]	Amounts adjusted for the Reverse Split on July 17, 2023.